Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ (313)	$ (371)	$ 118	$ (684)	$ 137
Net actuarial gains (losses) on plan assets	324	220	(134)	544	(12)
Changes in asset ceiling excluding interest income					2
Net remeasurement gains (losses) recognized in OCI	11	(151)	(16)	(140)	127
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	(22)	(26)	9	(48)	13
Net remeasurement gains (losses) recognized in OCI	$ (22)	$ (26)	$ 9	$ (48)	$ 13